UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY INVESTMENT GRADE BOND FUND

FORM N-Q

SEPTEMBER 30, 2004

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
CORPORATE NOTES AND BONDS - 86.9%

Aerospace and Defense - 2.6%
$ 6,500,000	A	The Boeing Co., Debentures, 6.875% due 10/15/43	$7,251,784
1,000,000	A	Honeywell International Inc., Debentures, 6.625% due 6/15/28	1,135,619
4,000,000	BBB	Northrop-Grumman Corp., Debentures, 7.750% due 2/15/31	4,940,796
5,000,000	BBB-	Raytheon Co., Debentures, 7.200% due 8/15/27	5,737,195
5,250,000	A	United Technologies Corp., Debentures, 7.500% due 9/15/29	6,619,331

			25,684,725

Agricultural Equipment - 0.7%
5,000,000	A-	Deere & Co., Debentures, 8.100% due 5/15/30	6,668,134

Airlines - 0.3%
2,600,000	A	Southwest Airlines Co., Debentures, 7.375% due 3/1/27	2,850,799

Automotive - 2.3%
6,500,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	7,137,065
5,000,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	4,916,655
10,000,000	BBB	General Motors Corp., Sr. Debentures, 8.375% due 7/15/33	10,647,680

			22,701,400

Banking - 8.5%
4,000,000	BBB-	Astoria Financial Corp., Notes, 5.750% due 10/15/12	4,148,692
4,700,000	Baa2*	Banco Mercantil del Norte, S.A./Cayman Islands, Sub. Notes, 5.875% due 2/17/14 (b)(c)	4,723,500
		Bank of America Corp.:
650,000	A+	Sr. Notes, 4.875% due 9/15/12	664,082
5,000,000	A	Sub. Notes, 7.400% due 1/15/11	5,834,695
6,250,000	A	Bank of New York Co., Inc., Sr. Sub. Notes, 3.400% due 3/15/13 (b)	6,125,419
6,850,000	A	Bank One Corp., Sub. Notes, 5.900% due 11/15/11	7,343,193
5,750,000	A-	BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (b)	5,908,114
4,975,000	BBB	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (b)	4,825,581
7,100,000	A	National City Bank of Indiana, Sub. Notes, 4.250% due 7/1/18	6,458,011
6,500,000	BBB+	PNC Funding Corp., Sub. Notes, 6.125% due 2/15/09	7,046,020
5,000,000	BBB-	Sovereign Bank, Sub. Notes, 4.375% due 8/1/13 (b)	5,021,850
5,950,000	A-	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (c)	7,480,048
5,625,000	A+	SunTrust Bank, Sub. Notes, 5.450% due 12/1/17	5,827,877
5,800,000	A	Wachovia Bank, N.A., Sub. Notes, 7.800% due 8/18/10	6,840,004
4,850,000	BBB-	Webster Bank, Sub. Notes, 5.875% due 1/15/13	5,086,117

			83,333,203

Basic Materials - 0.9%
6,000,000	A-	Alcoa Inc., Notes, 6.000% due 1/15/12	6,576,311
2,000,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	2,438,324

			9,014,635

Beverages - 1.5%
7,125,000	A	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,947,922
6,375,000	A	The Pepsi Bottling Group, Inc., Sr. Notes, Series B, 7.000% due 3/1/29	7,559,035

			14,506,957

Building / Construction - 0.4%
4,000,000	BBB+	Masco Corp., Notes, 6.500% due 8/15/32	4,328,792

Chemicals - 0.5%
3,715,000	BBB+	Rohm & Haas Co., Debentures, 7.850% due 7/15/29	4,747,027

Consumer Sundries - 0.6%
5,000,000	AA-	The Procter & Gamble Co., Debentures, 6.450% due 1/15/26	5,664,560

Drugs - 2.5%
3,435,000	AA	Eli Lilly & Co., Notes, 7.125% due 6/1/25	4,161,248
5,000,000	AAA	Merck & Co. Inc., Debentures, 5.950% due 12/1/28	5,258,130
5,850,000	A	Wyeth, Notes, 6.500% due 2/1/34	6,008,886
7,500,000	AA+	Zeneca Wilmington, Inc., Debentures, 7.000% due 11/15/23	8,933,970

			24,362,234

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Electric - 6.8%
$ 5,750,000	A	Alabama Power Co., Sr. Notes, Series S, 5.875% due 12/1/22	$5,984,387
4,850,000	Baa2*	Appalachian Power Co., Sr. Notes, Series H, 5.950% due 5/15/33	4,799,652
4,500,000	BBB	Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33	4,725,922
5,000,000	A-	Commonwealth Edison Co., First Mortgage Bonds, 5.875% due 2/1/33	5,203,880
		Consolidated Edison Co. of New York, Debentures:
3,000,000	A	Series 2002-B, 4.875% due 2/1/13	3,053,415
4,500,000	A	Series 2003-B, 3.850% due 6/15/13	4,246,551
5,000,000	BBB	Duke Energy Corp., Sr. Notes, 6.450% due 10/15/32	5,285,060
4,950,000	BBB	Entergy Gulf States, Inc., First Mortgage Bonds, 6.200% due 7/1/33	4,899,723
7,175,000	A	Florida Power & Light Co., First Mortgage Bonds, 5.625% due 4/1/34	7,215,166
5,855,000	A	KeySpan Corp., Notes, 6.150% due 6/1/06	6,147,621
925,000	A-	MidAmerican Energy Co., Medium-Term Notes, 6.750% due 12/30/31	1,061,805
5,960,000	BBB	NiSource Finance Corp., Exchange Notes, 7.625% due 11/15/05	6,264,419
8,175,000	BBB+	United Utilities PLC, Notes, 4.550% due 6/19/18	7,474,901

			66,362,502

Electronics / Computers - 1.9%
5,000,000	A-	Dell Inc., Debentures, 7.100% due 4/15/28	5,926,145
6,275,000	A+	International Business Machines Corp., Debentures, 7.000% due 10/30/25	7,349,098
5,000,000	BBB	Motorola, Inc., Debentures, 6.500% due 9/1/25	5,410,305

			18,685,548

Finance - 16.6%
6,325,000	A+	American Express Co., Notes, 4.875% due 7/15/13	6,424,157
7,125,000	BBB+	AMVESCAP PLC., Sr. Notes, 5.900% due 1/15/07	7,523,466
4,500,000	BBB-	Capital One Financial Corp., Notes, 7.250% due 5/1/06	4,775,387
7,000,000	A	CIT Group, Inc., Sr. Notes, 4.750% due 12/15/10	7,109,921
7,090,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	7,085,299
6,600,000	A+	Credit Suisse First Boston USA Inc., Notes, 6.125% due 11/15/11	7,201,042
7,175,000	BBB-	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	8,011,949
9,000,000	AAA	General Electric Capital Corp., Global Medium-Term Notes, Series A, 6.000% due 6/15/12	9,903,221
7,000,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	7,045,423
6,000,000	A	Household Finance Corp., Notes, 7.625% due 5/17/32	7,387,200
7,000,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09	7,064,813
6,600,000	A	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	7,419,106
5,000,000	A	Lehman Brothers Holdings Inc., Sr. Notes, 8.800% due 3/1/15	6,411,580
		MBNA Corp., Sr. Medium-Term Notes:
800,000	BBB	6.250% due 1/17/07	847,755
4,735,000	BBB	4.625% due 9/15/08	4,847,447
		Merrill Lynch & Co., Notes:
1,600,000	A+	6.875% due 11/15/18	1,823,187
5,000,000	A+	6.750% due 6/1/28	5,516,195
5,000,000	A+	Morgan Stanley, Notes, 7.250% due 4/1/32	5,904,960
7,500,000	A	Nationwide Building Society, Bonds, 5.000% due 8/1/15 (c)	7,615,523
5,000,000	BBB-	PEMEX Project, Notes, 9.125% due 10/13/10	5,962,500
5,670,000	AAA	Prudential Holdings, LLC, Notes, Series B, FSA-Insured, 7.245% due 12/18/23 (c)	6,681,432
8,050,000	A	RBS Capital Trust III, 5.512% Trust Preferred Securities (b)	8,178,438
6,800,000	A	SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33	6,595,102
4,530,000	AA-	State Street Corp., Notes, 7.350% due 6/15/26	5,462,319
5,000,000	BBB+	Washington Mutual, Inc., Sub. Notes, 4.625% due 4/1/14	4,788,580
5,225,000	BBB	WMC Finance USA Ltd., Notes, 5.125% due 5/15/13	5,272,145

			162,858,147

Food Chains - 0.7%
6,150,000	A	McDonald’s Corp., Debentures, 6.375% due 1/8/28	6,726,735

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Foods - 5.2%
$ 1,275,000	A+	Archer-Daniels-Midland Co., Debentures, 6.625% due 5/1/29	$1,439,909
5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	7,732,267
5,000,000	BBB+	General Mills Inc., Notes, 6.000% due 2/15/12	5,393,665
5,000,000	BBB+	Kellogg Co., Debentures, Series B, 7.450% due 4/1/31	6,192,625
8,525,000	BBB+	Kraft Foods Inc., Notes, 6.500% due 11/1/31	9,217,912
5,000,000	BBB	Safeway Inc., Notes, 6.500% due 3/1/11	5,472,010
5,000,000	A+	Sara Lee Corp., Notes, 6.250% due 9/15/11	5,563,070
5,000,000	A+	Sysco Corp., Notes, 4.750% due 7/30/05	5,081,000
5,000,000	A+	Unilever Capital Corp., Sr. Notes, 5.900% due 11/15/32	5,199,200

			51,291,658

Forestry Products - 1.1%
5,025,000	BBB-	Domtar Inc., Notes, 5.375% due 12/1/13	4,989,157
5,000,000	BBB	Willamette Industries, Inc., Debentures, 7.350% due 7/1/26	5,684,500

			10,673,657

Insurance - 5.2%
8,000,000	AAA	AIG SunAmerica Global Financing X, Bonds, 6.900% due 3/15/32 (c)	9,354,720
5,000,000	AA	Allstate Financial Global Funding, Notes, 5.250% due 2/1/07 (c)	5,230,505
4,775,000	BBB-	HCA Inc., Notes, 6.250% due 2/15/13	4,929,715
4,750,000	BBB	Humana Inc., Sr. Notes, 6.300% due 8/1/18	4,929,650
		MetLife, Inc., Sr. Notes:
1,000,000	A	6.125% due 12/1/11	1,094,442
4,000,000	A	5.000% due 11/24/13	4,030,844
5,000,000	A+	Progressive Corp., Sr. Notes, 6.625% due 3/1/29	5,577,420
7,170,000	A	UnitedHealth Group Inc., Notes, 3.300% due 1/30/08	7,129,382
7,567,000	A-	Wellpoint Health Networks Inc., Notes, 6.375% due 1/15/12	8,364,615

			50,641,293

Manufacturing - 3.2%
5,000,000	AA	Illinois Tool Works Inc., Notes, 5.750% due 3/1/09	5,405,585
5,000,000	BBB+	Marathon Oil Corp., Debentures, 9.125% due 1/15/13	6,440,300
5,850,000	A+	Nucor Corp., Sr. Notes, 4.875% due 10/1/12	5,978,092
5,000,000	A	PPG Industries, Inc., Debentures, 9.000% due 5/1/21	6,476,780
7,000,000	A-	V.F. Corp., Notes, 6.000% due 10/15/33	7,130,879

			31,431,636

Medical Products - 0.5%
4,500,000	A-	Baxter International Inc., Notes, 5.250% due 5/1/07	4,707,247

Multimedia - 4.6%
5,000,000	BBB-	Clear Channel Communications, Inc., Sr. Notes, 5.000% due 3/15/12	4,940,580
4,500,000	BBB	Comcast Corp., Notes, 7.050% due 3/15/33	4,952,637
4,411,000	BBB	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,921,904
5,000,000	BBB-	News America Holdings Inc., Sr. Debentures, 8.500% due 2/23/25	6,364,590
5,000,000	BBB+	Time Warner Cos., Inc., Sr. Debentures, 7.570% due 2/1/24	5,663,230
		Viacom Inc.:
5,000,000	A-	Debentures, 8.625% due 8/1/12	6,184,425
5,825,000	A-	Sr. Notes, 7.700% due 7/30/10	6,785,059
5,300,000	BBB+	The Walt Disney Co., Medium-Term Notes, Series B, 6.200% due 6/20/14	5,773,338

			45,585,763

Oil and Gas - 7.9%
5,000,000	BBB-	Amerada Hess Corp., Notes, 7.125% due 3/15/33	5,385,465
4,800,000	BBB+	Burlington Resources Finance Co., Notes, 6.680% due 2/15/11	5,394,715
4,925,000	BBB+	Consolidated Natural Gas Co., Debentures, 6.800% due 12/15/27	5,403,922
5,000,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	6,222,275
7,025,000	A	Equitable Resources, Inc., Notes, 5.150% due 11/15/12	7,315,624
3,100,000	A-	Global Marine Inc., Notes, 7.000% due 6/1/28	3,503,626
4,850,000	BBB	Nexen Inc., Notes, 5.050% due 11/20/13	4,823,810

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Oil and Gas - 7.9% (continued)
$ 8,225,000	A	Norsk Hydro A/S, Debentures, 6.800% due 1/15/28	$9,329,190
4,600,000	BBB+	Precision Drilling Corp., Notes, 5.625% due 6/1/14	4,823,477
5,600,000	A-	Tosco Corp., Notes, 8.125% due 2/15/30	7,331,218
6,350,000	A-	TransCanada PipeLines Ltd., Medium-Term Notes, 7.700% due 6/15/29	8,005,216
5,050,000	BBB	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,955,444
5,000,000	BBB-	XTO Energy Inc., Sr. Notes, 4.900% due 2/1/14	4,979,325

			77,473,307

Publishing - 0.7%
5,900,000	A	Knight-Ridder Inc., Debentures, 6.875% due 3/15/29	6,710,306

Real Estate - 1.5%
4,720,000	BBB	Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13	5,100,791
4,450,000	BBB+	EOP Operating L.P., Notes, 7.500% due 4/19/29	5,000,830
4,475,000	BBB	Vornado Realty L.P., Notes, 5.625% due 6/15/07	4,697,976

			14,799,597

Retail - 2.5%
2,500,000	A-	CVS Corp., Exchange Notes, 5.625% due 3/15/06	2,599,130
3,750,000	BBB	Kroger Co., Sr. Notes, 6.750% due 4/15/12	4,199,978
4,530,000	BBB+	Limited Inc., Debentures, 6.950% due 3/1/33	5,036,436
6,300,000	A	Lowe’s Cos., Inc., Debentures, 6.875% due 2/15/28	7,278,982
4,775,000	A-	Nordstrom, Inc, Sr. Debentures, 6.950% due 3/15/28	5,299,835

			24,414,361

Telecommunications - 3.2%
5,956,000	A	Ameritech Capital Funding, Debentures, 6.450% due 1/15/18	6,428,525
7,000,000	A	BellSouth Telecommunications, Inc., Debentures, 5.850% due 11/15/45	6,771,576
5,000,000	BBB-	Sprint Capital Corp., Notes, 6.900% due 5/1/19	5,487,050
4,950,000	BBB+	Telecom Italia Capital, Notes, 4.000% due 1/15/10 (c)	4,918,355
8,500,000	A+	Verizon Virginia Inc., Debentures, Series A, 4.625% due 3/15/13	8,314,420

			31,919,926

Transportation - 2.9%
6,000,000	BBB+	Burlington Northern Santa Fe Corp., Sr. Notes, 5.900% due 7/1/12	6,468,036
5,000,000	BBB	CSX Corp., Notes, 6.250% due 10/15/08	5,425,260
2,180,174	BBB+	Federal Express Corp., Pass-Through Certificates, Series 981, Class B, 6.845% due 1/15/19	2,378,123
4,575,000	BBB	Norfolk Southern Corp., Notes, 7.050% due 5/1/37	5,189,409
		Union Pacific Corp., Pass-Through Certificates:
6,850,000	A	4.698% due 1/2/24	6,625,697
2,000,000	A	Series 2004-1, 5.404% due 7/2/25	2,061,970

			28,148,495

Wireless Communications - 1.6%
4,000,000	BBB	AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31	5,267,984
5,000,000	A	Cingular Wireless LLC, Sr. Notes, 7.125% due 12/15/31	5,599,980
5,000,000	A	Vodafone Group PLC, Notes, 6.250% due 11/30/32	5,320,010

			16,187,974

		TOTAL CORPORATE NOTES AND BONDS (Cost - $813,798,114)	852,480,618

ASSET-BACKED SECURITIES - 1.7%
6,050,000	AAA	Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due 10/20/23	6,382,974
10,000,000	AAA	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09	10,320,487

		TOTAL ASSET-BACKED SECURITIES (Cost - $16,514,657)	16,703,461

U.S. GOVERNMENT SECTOR - 5.7%

U.S. Treasury Obligations - 0.7%
7,000,000		U.S. Treasury Notes, 4.375% due 8/15/12 (d)	7,218,757

See Notes to Schedule of Investments.

SMITH BARNEY INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
U.S. Government Obligation and Agencies - 5.0%
$ 30,000,000		Fannie Mae, Benchmark Notes, 6.625% due 11/15/30	$35,087,760
9,003,040		Fannie Mae, Series 2003-111, Class HR, 3.750% due 5/25/30	8,891,188
177,047		Federal National Mortgage Association (FNMA), 6.500% due 9/1/28-1/1/29	186,144
4,797,822		Government National Mortgage Association (GNMA), 6.500% due 3/15/28 - 3/15/29	5,076,964

			49,242,056

		TOTAL U.S. GOVERNMENT SECTOR (Cost - $52,665,468)	56,460,813

SOVEREIGN DEBT - 3.7%

Canada - 2.6%
5,600,000	A	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,775,804
		Province of Quebec, Debentures:
5,000,000	A+	7.500% due 7/15/23	6,363,295
5,000,000	A+	7.500% due 9/15/29	6,498,970
5,000,000	AA-	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	6,237,035

			25,875,104

Italy - 0.5%
3,800,000	AA-	Republic of Italy, Debentures, 6.875% due 9/27/23	4,512,747

Supranational - 0.6%
4,875,000	A	Corporación Andina de Fomento, Notes, 6.875% due 3/15/12	5,492,346

		TOTAL SOVEREIGN DEBT (Cost - $32,715,179)	35,880,197

REPURCHASE AGREEMENT - 0.6%
5,983,000		UBS Securities LLC dated 9/30/04, 1.850% due 10/1/04; Proceeds at maturity - $5,983,307 (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 1/15/05 to 5/15/30; Market Value - $6,102,670) (Cost - $5,983,000)	5,983,000

		TOTAL INVESTMENTS - 98.6% (Cost - $921,676,418**)	967,508,089
		Other Assets in Excess of Liabilities - 1.4%	13,649,193

		TOTAL NET ASSETS - 100.0%	$981,157,282

(a)	All ratings are by Standard & Poor’s Rating Services except those identified by an asterisk (*), which are rated by Moody’s Investors Service, Inc.
(b)	Variable rate security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of this security has been segregated for extended settlements.
**	Aggregate cost for Federal Income Tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Investment Grade Bond Fund (“Fund”), a separate investment fund of Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$51,421,144
Gross unrealized depreciation	(5,589,473)

Net unrealized appreciation	$45,831,671

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004